Basis of Preparation of the Consolidated Financial Statements and Summary of Significant Accounting Policies and Practices - Additional Information (Detail) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)	Apr. 24, 2020	Dec. 31, 2019 USD ($)	Jan. 01, 2019 MXN ($)
Disclosure of basis of preparation of consolidated financial statements and summary of significant accounting policies and practices [line items]
Weighted Average Lessees Incremental Borrowing Rate	7.29%				7.29%
Cumulative index	283.444
Percentage of annual basis index	53.83%
Closing exchange rate	0.3147	0.5221			0.3147
Cumulative translation (loss) gain	$ (199,878,430)	$ (137,598,218)			$ (10,605)
Impairment losses on goodwill	0	0	$ 0
Borrowing costs capitalised	2,233,358	2,020,288	2,875,034
Impairment losses	0	0	0
Impairment losses on intangibles	$ 0		0
Description of estimation of impairment cash-generating unit	In the estimation of impairments, the Company uses the strategic plans established for the separate cash-generating units to which the assets are assigned. Such strategic plans generally cover a period from 3 to 5 years. For longer periods, beginning in the fifth year, projections are based on such strategic plans while applying a constant or declining expected perpetual growth rate.
Percentage of sensitivity analysis for increase in capital expenditures	5.00%
Adjustments of sensitivity analysis long-life assets	$ 2,129,800
Increase in weighted average cost of capital basis	0.50%
Adjustments for assumption of weighted average cost of capital	$ 1,819,169
Monthly contributions to pension fund	17.50%
Percentage of employee profit sharing based on individual company taxable income	10.00%
Advertising expenses	$ 22,810,211	26,255,952	$ 28,718,563
Increase (decrease) in interest expense	$ 624,254,477	638,922,453
Concentration risk percentage	10.00%				10.00%
Right fo use asset	$ 118,003,223	$ 0			$ 6,262
Lease liability	$ 120,596,733					$ 119,387,660
Currency depreciation rate	30.50%				30.50%
IFRS16 [member]
Disclosure of basis of preparation of consolidated financial statements and summary of significant accounting policies and practices [line items]
Right fo use asset	$ 119,387,660
Lease liability	$ 119,387,660
Foreign subsidiaries [member]
Disclosure of basis of preparation of consolidated financial statements and summary of significant accounting policies and practices [line items]
Consolidated operating revenues	71.00%	73.00%	74.00%
Percentage of operating revenue as percentage of total assets	73.00%	80.00%
Interest rate risk [member]
Disclosure of basis of preparation of consolidated financial statements and summary of significant accounting policies and practices [line items]
Increase in basis points	1.00%
Increase in net interest expense	$ 3,674,609
Increase (decrease) in interest expense	$ (11,393,767)
Currency risk [member]
Disclosure of basis of preparation of consolidated financial statements and summary of significant accounting policies and practices [line items]
Fluctuation in exchange rates	5.00%				5.00%
Increase (decrease) in interest expense	$ 624,254,477
Increase (decrease) through changes in foreign exchange rates, regulatory deferral account credit balances	31,391,368
Increase (decrease) through changes in discount rates, regulatory deferral account credit balances	$ (31,051,093)
Increase/(decrease) in exchange rates	5.00%
Argentina [member]
Disclosure of basis of preparation of consolidated financial statements and summary of significant accounting policies and practices [line items]
Closing exchange rate	0.3147	0.5221			0.3147
Argentina [member] | Impact of application of hyperinflation adjustments in 2018 [member]
Disclosure of basis of preparation of consolidated financial statements and summary of significant accounting policies and practices [line items]
Cumulative inflation percentage		100.00%
U.S.A. [member]
Disclosure of basis of preparation of consolidated financial statements and summary of significant accounting policies and practices [line items]
Closing exchange rate	18.8452	19.6829		24.5883	18.8452
Cumulative translation adjustment [member]
Disclosure of basis of preparation of consolidated financial statements and summary of significant accounting policies and practices [line items]
Cumulative translation (loss) gain	$ (87,367,366)	$ (53,357,300)
Licenses and rights of use [member]
Disclosure of basis of preparation of consolidated financial statements and summary of significant accounting policies and practices [line items]
Intangibles useful life	Licenses are amortized when the Company does not have a basis to conclude that they are indefinite lived. Licenses are amortized using the straight-line method over a period ranging from 3 to 30 years, which represents the usage period of the assets.
Licenses and rights of use [member] | Bottom of range [member]
Disclosure of basis of preparation of consolidated financial statements and summary of significant accounting policies and practices [line items]
Estimated useful lives	3 years
Licenses and rights of use [member] | Top of range [member]
Disclosure of basis of preparation of consolidated financial statements and summary of significant accounting policies and practices [line items]
Estimated useful lives	30 years
Trademarks [member] | Bottom of range [member]
Disclosure of basis of preparation of consolidated financial statements and summary of significant accounting policies and practices [line items]
Estimated useful lives	1 year
Trademarks [member] | Top of range [member]
Disclosure of basis of preparation of consolidated financial statements and summary of significant accounting policies and practices [line items]
Estimated useful lives	10 years
Customer relationships [member]
Disclosure of basis of preparation of consolidated financial statements and summary of significant accounting policies and practices [line items]
Intangibles useful life	amortized over a 5 year period.
Estimated useful lives	5 years